Restatement (Unaudited)	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement (Unaudited)	RESTATEMENT (UNAUDITED)
We restated the unaudited quarterly financial information as of and for the three months ended March 31, 2021, as of and for the three and six months ended June 30, 2021, and as of and for the three and nine months ended September 30, 2021, to correct misstatements associated with the timing of the Company’s revenue recognition for certain MRA variable consideration within Medicare Advantage contracts.
Description of Restatement Tables
See below for a reconciliation from the previously reported to the restated amounts for the periods as of and for the three months ended March 31, 2021, as of and for the three and six months ended June 30, 2021, and as of and for the three and nine months ended September 30, 2021. The previously reported amounts were derived from the Company’s registration statement on Form
S-1
filed with the SEC on August 12, 2021 (the “Form
S-1”)
and the Quarterly Reports on Form
10-Q
filed with the SEC on August 16, 2021 and November 10, 2021, respectively (the “Form
10-Qs”).
These amounts are labeled as “As Previously Reported” in the table below. The amounts labeled “Adjustment” represent the effects of this Restatement.
Effects of the Restatement - Quarterly Results (Unaudited)
The tables below illustrate the impact of the restatement on the historical unaudited Condensed Consolidated Balance Sheets, the unaudited Condensed Consolidated Statements of Operations and the unaudited Condensed Consolidated Statements of Cash Flows for the interim quarters impacted, each as compared with the amounts presented in the Form
S-1
and Form
10-Qs
previously filed with the SEC. Additionally, as a direct consequence of the restatement, the Company recorded certain other adjustments that were considered immaterial during the restated quarterly periods. Adjustments 1 and 4 in the unaudited Condensed Consolidated Balance Sheets and unaudited Condensed Consolidated Statements of Operations represent the restatement adjustments. See all adjustments detailed in the table below.
The following table sets forth the effects of the restatement on the affected line items within the Company’s previously reported Condensed Consolidated Balance Sheets as of September 30, 2021, June 30, 2021, and March 31, 2021 (dollars in thousands):

	September 30, 2021			June 30, 2021			March 31, 2021
	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated
Assets
Current assets:
Cash, cash equivalents and restricted cash	$208,913	$—	$208,913	$319,277	$—	$319,277	$6,602	$—	$6,602
Accounts receivable, net of unpaid service provider costs 1	223,644	(79,854)	143,790	131,831	(57,888)	73,943	88,007	(13,661)	74,346
Inventory	1,777	—	1,777	1,176	—	1,176	1,023	—	1,023
Prepaid expenses and other current assets 2	30,788	(25)	30,763	20,105	(704)	19,401	15,383	(1,483)	13,900

Total current assets	465,122	(79,879)	385,243	472,389	(58,592)	413,797	111,015	(15,144)	95,871
Property and equipment, net	64,156	—	64,156	46,358	—	46,358	40,247	—	40,247
Goodwill 3	765,511	(3,182)	762,329	546,312	(3,183)	543,129	235,127	—	235,127
Payor relationships, net	584,265	—	584,265	395,185	—	395,185	187,051	—	187,051
Other intangibles, net	256,327	—	256,327	194,315	—	194,315	35,778	—	35,778
Other assets	4,703	—	4,703	4,654	—	4,654	7,522	—	7,522

Total assets	$2,140,084	$(83,061)	$2,057,023	$1,659,213	$(61,775)	$1,597,438	$616,740	$(15,144)	$601,596
Liabilities and stockholders’ equity / members’ capital
Current liabilities:
Current portion of notes payable	$6,493	$—	$6,493	$5,488	$—	$5,488	$4,800	$—	$4,800
Current portion of equipment loans	513	—	513	324	—	324	319	—	319
Current portion of finance lease liabilities	1,006	—	1,006	978	—	978	973	—	973
Current portion of contingent consideration	8,406	—	8,406	12,347	—	12,347	3,046	—	3,046
Accounts payable and accrued expenses 4	76,654	(17,994)	58,660	46,465	(11,495)	34,970	39,870	(3,344)	36,526
Deferred revenue	1,815	—	1,815	1,313	—	1,313	1,313	—	1,313
Current portions due to sellers 5	24,687	—	24,687	22,020	(575)	21,445	34,798	(575)	34,223
Other current liabilities 6	20,000	12,704	32,704	3,734	4,653	8,387	1,951	2,335	4,286

Total current liabilities	139,574	(5,290)	134,284	92,669	$(7,417)	$85,252	87,070	$(1,584)	$85,486

1	Reflects a reduction to accounts receivable and capitated revenue as a result of the reduced MRA estimate.
2	Corrects insurance payments originally recorded as prepaid insurance but subsequently recorded in selling, general and administrative expense.
3	Reflect the correction of an error in the purchase price allocation for the University acquisition to reduce goodwill and other current liabilities.
4	Reflects reductions to accounts payable and accrued expenses and direct patient expense as a result of the decrease in estimated provider payments corresponding to the reduced MRA estimate.
5	Corrects accrual for compensation-related costs due to sellers of acquired businesses recorded in transaction costs and other.
6	Reflects a reclassification from accounts receivable, net of unpaid service provider costs for plans that are in a net deficit position to other current liabilities.

Notes payable, net of current portion and debt issuance costs	916,111	—	916,111	525,830	—	525,830	456,102	—	456,102
Warrant liabilities	138,493	—	138,493	123,843	—	123,843	—	—	—
Equipment loans, net of current portion	1,454	—	1,454	891	—	891	791	—	791
Long term portion of finance lease liabilities	1,559	—	1,559	1,667	—	1,667	1,871	—	1,871
Deferred rent	5,387	—	5,387	4,868	—	4,868	3,599	—	3,599
Deferred revenue, net of current portion	4,698	—	4,698	4,623	—	4,623	4,951	—	4,951
Due to sellers, net of current portion	170	—	170	—	—	—	—	—	—
Contingent consideration	38,300	—	38,300	—	—	—	2,412	—	2,412
Other liabilities	36,325	—	36,325	16,471	—	16,471	12,800	—	12,800

Total liabilities	1,282,071	(5,290)	1,276,781	770,862	(7,417)	763,445	569,596	(1,584)	568,012
Stockholders’ Equity / Members’ Capital
Shares of Class A common stock	17	—	17	17	—	17	—	—	—
Shares of Class B common stock	31	—	31	31	—	31	—	—	—
Members’ capital	—	—	—	—	—	—	157,662	—	157,662
Additional paid-in capital	363,060	5,292	368,352	389,892	(33,653)	356,239	—	—	—
Accumulated deficit	(52,547)	(26,876)	(79,423)	(37,640)	(18,547)	(56,187)	(110,383)	(13,560)	(123,943)
Notes receivable, related parties	—	—	—	(136)	—	(136)	(135)	—	(135)

Total Stockholders’ Equity / Members’ Capital attributable to Class A common stockholders	310,561	(21,584)	288,977	352,164	(52,200)	299,964	47,144	(13,560)	33,584
Non-controlling interests	547,452	(56,187)	491,265	536,187	(2,158)	534,029	—	—	—

Total Stockholders’ Equity / Members’ Capital	858,013	(77,771)	780,242	888,351	(54,358)	833,993	47,144	(13,560)	33,584

Total Liabilities and Stockholders’ Equity / Members’ Capital	$2,140,084	$(83,061)	$2,057,023	$1,659,213	$(61,775)	$1,597,438	$616,740	$(15,144)	$601,596

The following tables set forth the effects of the restatement on the affected line items within the Company’s previously reported Condensed Consolidated Statements of Operations for the quarterly periods ended September 30, 2021, June 30, 2021, and March 31, 2021 (dollars in thousands):

	September 30, 2021			June 30, 2021			March 31, 2021
	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated
Revenue:
Capitated revenue 1	$501,780	$(28,017)	$473,763	$379,210	$(49,726)	$329,484	$267,051	$(5,694)	$261,357
Fee-for-service and other revenue 2	25,018	150	25,168	13,953	144	14,097	13,084	161	13,245

Total revenue	526,798	(27,867)	498,931	393,163	(49,582)	343,581	280,135	(5,533)	274,602
Operating expenses:
Third-party medical costs 3	379,316	2,000	381,316	291,816	—	291,816	195,046	—	195,046
Direct patient expense 4	57,708	(7,340)	50,368	43,782	(8,175)	35,607	34,287	(50)	34,237
Selling, general and administrative expenses 5	75,926	692	76,618	46,574	585	47,159	34,848	161	35,009
Depreciation and amortization expense	16,955	—	16,955	7,945	—	7,945	5,846	—	5,846
Transaction costs and other 6	6,528	738	7,266	16,374	(756)	15,618	9,239	—	9,239

Total operating expenses	536,433	(3,910)	532,523	406,491	(8,346)	398,145	279,266	111	279,377
Income (loss) from operations	(9,635)	(23,957)	(33,592)	(13,328)	(41,236)	(54,564)	869	(5,644)	$(4,775)
Other income and expense:
Interest expense	(16,023)	—	(16,023)	(9,714)	—	(9,714)	(10,626)	—	(10,626)
Interest income	1	—	1	1	—	1	1	—	1
Loss on extinguishment of debt	—	—	—	(13,225)	—	(13,225)	—	—	—
Change in fair value of warrant liabilities	(14,650)	—	(14,650)	39,215	—	39,215	—	—	—
Other income (expense)	(29)	—	(29)	(25)	—	(25)	—	—	—

Total other income (expense)	(30,701)	—	(30,701)	16,252	—	16,252	(10,625)	—	(10,625)

1	Reflects a decrease to capitated revenue and accounts receivable as a result of the reduced MRA estimate.

2	Reflects a reclassification of sublease income to fee-for-service and other revenue from selling, general and administrative.

3	Reflects an increase to third-party medical costs and reduction of accounts receivable.

4	Reflects reductions to direct patient expense and accounts payable and accrued expenses as a result of the decrease in estimated provider payments corresponding to the reduced MRA estimate.

5	Corrects stock-based compensation expense with a corresponding increase in additional paid in capital and the reclassification of sublease income to fee-for-service and other revenue..

6	Corrects a professional fee accrual offset by an accrual for certain other compensation-related costs due to sellers of acquired businesses.

Net income (loss) before income tax expense (benefit)	(40,336)	(23,957)	(64,293)	2,924	(41,236)	(38,312)	(9,756)	(5,644)	(15,400)
Income tax expense (benefit)	547	—	547	(2,023)	—	(2,023)	714	—	714

Net income (loss)	$(40,883)	$(23,957)	$(64,840)	$4,947	$(41,236)	$(36,289)	$(10,470)	$(5,644)	$(16,114)
Net loss attributable to non-controlling interests	(26,246)	(15,356)	(41,602)	(4,533)	(36,311)	(40,844)	(10,470)	(5,644)	(16,114)

Net income (loss) attributable to Class A common stockholders	$(14,637)	$(8,601)	$(23,238)	$9,480	$(4,925)	$4,555	$—	$—	$—

Net income (loss) per share attributable to Class A common stockholders, basic	$(0.09)		$(0.14)	$0.06		$0.03	N/A		N/A
Net loss per share attributable to Class A common stockholders, diluted	$(0.09)		$(0.14)	$(0.03)		$(0.06)	N/A		N/A
Weighted-average shares used in computation of earnings per share:
Basic	170,871,429		170,871,429	167,134,853		167,134,853	N/A		N/A
Diluted	170,871,429		477,255,983	168,884,315		168,884,315	N/A		N/A
The following tables set forth the effects of the Restatement on the affected line items within the Company’s previously reported unaudited Condensed Consolidated Statements of Operations for the
year-to-date
periods ended September 30, 2021 and June 30, 2021 (dollars in thousands):

	Nine Months Ended September 30, 2021			Six Months Ended June 30, 2021
	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated
Revenue:
Capitated revenue 1	$1,148,041	$(83,437)	$1,064,604	$646,261	$(55,420)	$590,841
Fee-for-service and other revenue 2	52,055	$455	$52,510	27,037	$305	$27,342

Total revenue	1,200,096	$(82,982)	$1,117,114	673,298	$(55,115)	$618,183
Operating expenses:
Third-party medical costs 3	866,177	2,000	868,177	486,862	—	486,862
Direct patient expense 4	135,777	(15,565)	120,212	78,069	(8,225)	69,844
Selling, general and administrative expenses 5	157,348	1,438	158,786	81,422	746	82,168
Depreciation and amortization expense	30,746	—	30,746	13,791	—	13,791
Transaction costs and other 6	32,140	(18)	32,122	25,613	(756)	24,857

Total operating expenses	1,222,188	(12,145)	1,210,043	685,757	(8,235)	677,522
Income (loss) from operations	(22,092)	$(70,837)	$(92,929)	(12,459)	$(46,880)	$(59,339)
Other income and expense:
Interest expense	(36,363)	—	(36,363)	(20,340)	—	(20,340)
Interest income	4	—	4	2	—	2
Loss on extinguishment of debt	(13,225)	—	(13,225)	(13,225)	—	(13,225)
Change in fair value of warrant liabilities	24,565	—	24,565	39,215	—	39,215
Other income (expense)	(54)	—	(54)	(25)	—	(25)

Total other income (expense)	(25,073)	$—	$(25,073)	5,627	$—	$5,627

Net loss before income tax expense (benefit)	(47,165)	$(70,837)	$(118,002)	(6,832)	$(46,880)	$(53,712)
Income tax benefit	(762)	$—	$(762)	(1,309)	$—	$(1,309)

Net loss	$(46,403)	$(70,837)	$(117,240)	$(5,523)	$(46,880)	$(52,403)
Net loss attributable to non-controlling interests	(41,283)	$(57,276)	$(98,559)	(15,003)	$(41,955)	$(56,958)

Net income (loss) attributable to Class A common stockholders	$(5,120)	$(13,561)	$(18,681)	$9,480	$(4,925)	$4,555

Net income (loss) per share attributable to Class A common stockholders, basic	$(0.03)	$(0.11)	$0.06	$0.03
Net loss per share attributable to Class A common stockholders, diluted	$(0.08)	$(0.16)	$(0.03)	$(0.06)
Weighted-average shares used in computation of earnings per share:
Basic	168,100,210	168,100,210	166,691,634	166,691,634
Diluted	169,312,258	169,312,258	167,571,198	167,571,198

1	Reflects a decrease to capitated revenue and accounts receivable as a result of the reduced MRA estimate.
2	Reflects a reclassification of sublease income to fee-for-service and other revenue from selling, general and administrative.

3	Reflects an increase to third-party medical costs and a reduction of accounts receivable.

4	Reflects reductions to direct patient expense and accounts payable and accrued expenses as a result of the decrease in estimated provider payments corresponding to the reduced MRA estimate.

5	Corrects stock-based compensation expense with a corresponding increase in additional paid in capital and the reclassification of sublease income to fee-for-service and other revenue..

6	Corrects a professional fee accrual offset by an accrual for certain other compensation-related costs due to sellers of acquired businesses.
The following tables set forth the effects of the Restatement on the affected line items within the Company’s previously reported unaudited Condensed Consolidated Statements of Cash Flows for the
year-to-date
periods ended September 30, 2021, June 30, 2021 and March 31, 2021 (dollars in thousands):

	Nine Months Ended September 30, 2021			Six Months Ended June 30, 2021			Three Months Ended March 31, 2021
	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) 1	$(46,403)	$(70,837)	$(117,240)	$(5,523)	$(46,880)	$(52,403)	$(10,470)	$(5,644)	$(16,114)
Equity-based compensation 2	12,148	983	13,131	3,239	441	3,680	71	—	71
Accounts receivable, net 3	(95,991)	70,497	(25,494)	(54,973)	48,532	(6,441)	(11,233)	4,304	(6,929)
Prepaid expenses and other current assets 4	(27,358)	24	(27,334)	(16,790)	703	(16,087)	(8,024)	1,487	(6,537)
Accounts payable and accrued expenses 5	56,626	(16,006)	40,620	23,407	(8,981)	14,426	6,025	(52)	5,973
Interest accrued due to seller 7	—	1,208	1,208	—	957	957	—	536	536
Other liabilities 6	(9,376)	12,336	2,960	1,681	3,708	5,389	(1,982)	1,390	(592)

Net cash used in operating activities	(91,498)	(1,795)	(93,293)	(56,580)	(1,520)	(58,100)	(16,707)	2,021	(14,688)

CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of subsidiaries including non-compete intangibles, net of cash acquired 8	(1,068,661)	3,182	(1,065,479)	(617,576)	3,182	(614,394)	(898)	—	(898)

Net cash used in investing activities	(1,116,030)	3,182	(1,112,848)	(649,269)	3,182	(646,087)	(9,699)	—	(9,699)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from insurance financing arrangements 9	4,401	(2,699)	1,702	4,355	(2,653)	1,702	4,356	(2,654)	1,702
Payments of principal on insurance financing arrangements 9	(3,939)	2,520	(1,419)	(2,941)	1,948	(993)	(1,736)	1,169	(567)
Interest accrued due to seller 7	1,208	(1,208)	—	957	(957)	—	536	(536)	—

Net cash used in / provided by financing activities	1,382,634	(1,387)	1,381,247	991,319	(1,662)	989,657	(799)	(2,021)	(2,818)

Net increase (decrease) in cash, cash equivalents and restricted cash	175,106	—	175,106	285,470	—	285,470	(27,205)	—	(27,205)
Cash, cash equivalents and restricted cash at beginning of year	33,807		33,807	33,807		33,807	33,807		33,807

Cash, cash equivalents and restricted cash at end of period	$208,913		$208,913	$319,277		$319,277	$6,602		$6,602

1	Reflects the cumulative impact on net loss of the adjustments detailed within the statement of operations.
2	Corrects stock-based compensation expense.

3	Reflects changes to accounts receivable as a result of the reduced MRA estimate.

4	Corrects insurance payments originally recorded as prepaid insurance.

5	Reflects changes to accounts payable and accrued expenses as a result of the change in estimated provider payments corresponding to the reduced MRA estimate.

6	Reflects a reclassification from accounts receivable, net of unpaid service provider costs for plans that are in a net deficit position.

7	To reclass interest accrued due to sellers from financing activities to operating activities.

8	Reflect the correction of an error in the purchase price allocation for the University acquisition.

9	To reflect adjustment to financed insurance.